Financial assets available for sale (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets Available For Sale
Disclosure of available-for-sale financial assets [text block]
(€ million)	December 31, 2017	December 31, 2016
Securities held for non-operating purposes
Quoted bonds issued by sovereign states	190	210
Quoted securities issued by financial institutions	17	28
	207	238

The breakdown by currency is provided below:

(€ million)	December 31, 2017	December 31, 2016
Euro	176	199
U.S. Dollar	31	39
	207	238

Analysis of credit exposures using external credit grading system [text block]

At December 31, 2017, bonds issued by sovereign states amounted to €190 million (€210 million at December 31, 2016). The breakdown is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating – Moody’s	Rating – S&P
Fixed rate bonds
Belgium	27	30	from 3.75 to 4.25	from 2019 to 2021	Aa3	AA
Spain	25	27	from 1.40 to 5.50	from 2018 to 2021	Baa2	BBB+
France	17	19	from 1.00 to 3.25	from 2018 to 2023	Aa2	AA
Poland	15	18	from 4.50 to 6.38	from 2019 to 2022	A2	BBB+
Ireland	17	18	from 0.80 to 4.50	from 2019 to 2022	A2	A+
Iceland	14	15	from 2.50 to 5.88	from 2020 to 2022	A3	A
Italy	14	15	from 0,65 to 3,50	from 2018 to 2020	Baa2	BBB
Portugal	7	8	4.75	2019	Ba1	BBB-
Czech Republic	7	8	3.63	2021	A1	AA-
Slovenia	8	8	2.25	2022	Baa1	A+
Slovakia	7	7	1.50	2018	A2	A+
United States of America	6	6	from 1.25 to 3.13	from 2019 to 2020	Aaa	AA+
Canada	5	5	1.63	2019	Aaa	AAA
Finland	5	5	1.75	2019	Aa1	AA+
Netherlands	1	1	4.00	2018	Aaa	AAA
Total	175	190

Disclosure Of Detailed Information about effect of fair value measurement of securities [text block]

The effects of fair value measurement of securities are set out below:

(€ million)	Fair value	Deferred tax liabilities	Other reserves of shareholders' equity
Carrying amount at December 31, 2016	5	(1)	4
Changes recognized in equity	(5)	1	(4)
Carrying amount at December 31, 2017